SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - Goodvision Inc [Member] - USD ($)	Jun. 30, 2026	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
ScheduleOfDeferredTaxAssetsAndLiabilitiesLineItem [Line Items]
Net operating loss carryforward
Gross deferred tax assets
Less: Valuation allowance
Net deferred tax assets